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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street Wellesley, Massachusetts 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055

Date of fiscal year end:         October 31, 2011

Date of reporting period:       January 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

INVESTMENT COMPANIES - 98.8%	Shares	Value
Large-Cap Funds - 41.4%
Amana Trust Income	169,617	$5,415,858
American Funds AMCAP - Class A	157,158	3,028,438
American Funds Growth Fund of America - Class A	154,617	4,786,927
Fairholme	65,459	2,304,826
Fidelity Capital Appreciation	202,917	5,221,066
iShares Russell 1000 Value Index (a)	28,800	1,908,864
iShares S&P 500 Growth Index (a)	64,900	4,322,989
iShares S&P 500 Index (a)	17,350	2,240,753
iShares S&P 500 Value Index (a)	44,300	2,724,007
Morgan Stanley Institutional Fund, Inc. - Opportunity Portfolio - Class P (b)	138,408	2,114,879
Vanguard 500 Index - Investor Shares	35,450	4,202,641
Wells Fargo Advantage Growth - Administrator Class (b)	71,942	2,476,978
		40,748,226
International Funds - 17.6%
First Eagle Global - Class A	65,139	3,028,981
Harding, Loevner International Equity - Institutional Class	136,179	2,053,586
iShares MSCI EAFE Growth Index (a)	34,600	2,115,098
iShares MSCI EAFE Index (a)	40,200	2,389,488
iShares MSCI EAFE Value Index (a)	39,000	2,061,540
iShares MSCI Emerging Markets Index (a)	124,200	5,689,602
		17,338,295
Sector Funds - 15.3%
Fidelity Select Utilities Growth	72,485	3,559,745
iShares Dow Jones U.S. Energy Sector Index (a)	156,200	6,541,656
iShares S&P North American Natural Resources Index (a)	31,800	1,375,668
PowerShares Dynamic Biotechnology & Genome (a) (b)	58,600	1,242,906
PowerShares Dynamic Pharmaceuticals (a)	59,300	1,369,237
SPDR Gold Trust (a) (b) (c)	8,000	1,038,960
		15,128,172
Mid-Cap Funds - 15.0%
Goldman Sachs Growth Opportunities - Class A (b)	187,811	4,355,348
iShares S&P MidCap 400 Growth Index (a)	18,000	1,835,640
iShares S&P MidCap 400 Value Index (a)	73,000	5,952,420
Janus Global Select - T Shares	119,060	1,446,579
SPDR S&P MidCap 400 ETF Trust (a)	7,200	1,208,520
		14,798,507
Small-Cap Funds - 9.5%
Buffalo Small Cap (b)	58,330	1,543,983
iShares S&P SmallCap 600 Growth Index (a)	54,600	3,970,512
iShares S&P SmallCap 600 Value Index (a)	53,700	3,851,364
		9,365,859

Total Investment Companies (Cost $70,213,067)		$97,379,059

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.14% (d) (Cost $1,277,217)	1,277,217	$1,277,217

Total Investments at Value - 100.1% (Cost $71,490,284)		$98,656,276

Liabilities in Excess of Other Assets - (0.1%)		(123,310)

Net Assets - 100.0%		$98,532,966

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2011.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

INVESTMENT COMPANIES - 98.7%	Shares	Value
Sector Funds - 19.2%
Consumer Staples Select Sector SPDR (a)	54,000	$1,559,520
Fidelity Select Utilities Growth	47,411	2,328,366
iShares Dow Jones U.S. Energy Sector Index (a)	89,100	3,731,508
iShares S&P North American Natural Resources Index (a)	31,800	1,375,668
PowerShares Dynamic Biotechnology & Genome (a) (b)	36,900	782,649
PowerShares Dynamic Food & Beverage (a)	78,000	1,370,460
PowerShares Dynamic Pharmaceuticals (a)	40,100	925,909
SPDR Gold Trust (a) (b) (c)	5,300	688,311
		12,762,391
Government/Corporate Bond Funds - 15.5%
Loomis Sayles Bond - Institutional Class	452,889	6,508,021
ProShares UltraShort 20+ Year Treasury (a) (b)	31,600	1,233,980
Rydex Inverse Government Long Bond Strategy - Investor Class (b)	102,688	1,371,917
Vanguard Intermediate-Term Investment-Grade - Admiral Shares	115,683	1,149,890
		10,263,808
Large-Cap Funds - 15.3%
American Funds AMCAP - Class A	172,395	3,322,054
iShares Russell 1000 Growth Index (a)	19,600	1,149,540
iShares Russell 1000 Value Index (a)	20,300	1,345,484
iShares S&P 500 Index (a)	33,400	4,313,610
		10,130,688
International Funds - 12.6%
First Eagle Global - Class A	117,506	5,464,037
iShares MSCI EAFE Index (a)	48,800	2,900,672
		8,364,709
Worldwide Bond Funds - 11.3%
Loomis Sayles Global Bond - Institutional Class	91,382	1,518,763
Templeton Global Bond - Class A	441,436	5,941,728
		7,460,491
Mid-Cap Funds - 7.1%
iShares S&P MidCap 400 Value Index (a)	9,000	733,860
SPDR S&P MidCap 400 ETF Trust (a)	23,580	3,957,903
		4,691,763
High Quality Bond Funds - 5.7%
Calvert Social Investment - Class I	75,956	1,175,795
Dodge & Cox Income	198,079	2,630,489
		3,806,284
Small-Cap Funds - 5.7%
iShares S&P SmallCap 600 Growth Index (a)	30,800	2,239,776
iShares S&P SmallCap 600 Value Index (a)	21,300	1,527,636
		3,767,412
High Yield Bond Funds - 4.3%
Loomis Sayles Institutional High Income	374,561	2,854,157

Convertible Bond Funds - 2.0%
Calamos Convertible - Class I	71,872	1,344,728

Total Investment Companies (Cost $54,101,020)		$65,446,431

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.14% (d) (Cost $925,910)	925,910	$925,910

Total Investments at Value - 100.1% (Cost $55,026,930)		$66,372,341

Liabilities in Excess of Other Assets - (0.1%)		(79,116)

Net Assets - 100.0%		$66,293,225

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2011.

See accompanying notes to Schedules of Investments.

NEW CENTURY OPPORTUNISTIC PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

INVESTMENT COMPANIES - 93.6%	Shares	Value
Large-Cap Funds - 30.9%
iShares S&P 500 Growth Index (a)	39,400	$2,624,434
iShares S&P 500 Value Index (a)	16,500	1,014,585
Vanguard Growth ETF (a)	8,000	500,560
		4,139,579
Sector Funds - 28.1%
iShares Dow Jones U.S. Energy Sector Index (a)	13,200	552,816
iShares S&P North American Natural Resources Index (a)	24,900	1,077,174
PowerShares Dynamic Biotechnology & Genome (a) (b)	26,500	562,065
PowerShares Dynamic Pharmaceuticals (a)	14,700	339,423
SPDR Gold Trust (a) (b) (c)	1,000	129,870
Technology Select Sector SPDR (a)	42,800	1,112,372
		3,773,720
International Funds - 15.5%
iShares MSCI Emerging Markets Index (a)	35,400	1,621,674
Janus Overseas - T Shares	9,007	461,963
		2,083,637
Mid-Cap Funds - 11.8%
SPDR S&P MidCap 400 ETF Trust (a)	9,402	1,578,126

Small-Cap Funds - 7.3%
Gabelli Small Cap Growth - Class I (b)	16,036	548,909
iShares S&P SmallCap 600 Growth Index (a)	5,100	370,872
iShares S&P SmallCap 600 Value Index (a)	900	64,548
		984,329

Total Investment Companies (Cost $9,333,447)		$12,559,391

MONEY MARKET FUNDS - 6.5%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.14% (d) (Cost $869,622)	869,622	$869,622

Total Investments at Value - 100.1% (Cost $10,203,069)		$13,429,013

Liabilities in Excess of Other Assets - (0.1%)		(14,880)

Net Assets - 100.0%		$13,414,133

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2011.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

INVESTMENT COMPANIES - 97.9%	Shares	Value
Diversified Funds - 26.4%
Columbia Acorn International Select - Class A	57,784	$1,630,096
Harding, Loevner International Equity - Institutional Class	209,791	3,163,645
iShares MSCI EAFE Growth Index (a)	20,200	1,234,826
iShares MSCI EAFE Index (a)	17,500	1,040,200
iShares MSCI EAFE Value Index (a)	21,600	1,141,776
iShares S&P Global Energy Sector Index (a)	72,600	3,006,366
iShares S&P Global Infrastructure Index (a)	26,200	952,370
iShares S&P Global Materials Index (a)	13,400	958,100
Janus Overseas - T Shares	78,191	4,010,401
Templeton Institutional Funds - Foreign Smaller Companies Series	99,054	1,737,414
		18,875,194
Americas Funds - 23.7%
Fidelity Canada	82,373	4,831,993
iShares MSCI Canada Index (a)	126,000	3,942,540
iShares MSCI Mexico Investable Market Index (a)	47,300	2,873,948
iShares S&P Latin America 40 Index (a)	103,100	5,296,247
		16,944,728
Europe Funds - 22.5%
Franklin Mutual European - Class A	113,643	2,481,966
iShares MSCI Germany Index (a)	178,100	4,482,777
iShares MSCI Sweden Index (a)	58,000	1,869,340
iShares MSCI Switzerland Index (a)	105,600	2,614,656
iShares MSCI United Kingdom Index (a)	156,546	2,748,948
Vanguard European Stock ETF (a)	37,100	1,888,390
		16,086,077
Asia/Pacific Funds - 19.2%
Fidelity Japan	157,443	1,763,358
iShares FTSE/Xinhua China 25 Index (a)	78,500	3,340,175
iShares MSCI Australia Index (a)	105,800	2,631,246
iShares MSCI Japan Index (a)	45,500	497,315
iShares MSCI Pacific ex-Japan Index (a)	49,700	2,302,104
Matthews Pacific Tiger - Class I	140,613	3,151,145
		13,685,343
Emerging Markets Funds - 6.1%
iShares MSCI Emerging Markets Index (a)	34,000	1,557,540
Vanguard Emerging Markets Stock Index (a)	61,000	2,835,890
		4,393,430

Total Investment Companies (Cost $44,495,639)		$69,984,772

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.14% (b) (Cost $1,549,568)	1,549,568	$1,549,568

Total Investments at Value - 100.1% (Cost $46,045,207)		$71,534,340

Liabilities in Excess of Other Assets - (0.1%)		(74,288)

Net Assets - 100.0%		$71,460,052

(a)	Exchange-traded fund.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2011.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2011 (Unaudited)

INVESTMENT COMPANIES - 96.2%	Shares	Value
Asset Allocation Funds - 16.8%
Berwyn Income	262,082	$3,488,307
Calamos Strategic Total Return (d)	220,000	2,043,800
FPA Crescent - Class I	253,321	6,875,135
Greenspring	136,108	3,300,612
Leuthold Core Investment	227,110	3,874,501
Oakmark Equity & Income - Class I	124,461	3,502,341
		23,084,696
Global Macro Funds - 15.4%
BlackRock Global Allocation - Class A	283,101	5,545,952
First Eagle Global - Class A	165,183	7,681,032
Ivy Asset Strategy - Class A	163,009	3,962,749
Mutual Global Discovery - Class Z	130,658	3,926,263
		21,115,996
Arbitrage Funds - 15.3%
Arbitrage - Class R (b)	537,516	6,821,074
Calamos Market Neutral Income - Class A	590,490	7,121,310
Merger (b)	441,343	7,030,596
		20,972,980
Long/Short Equity Funds - 14.1%
CGM Focus (b)	63,814	2,175,429
Diamond Hill Long-Short - Class I	89,091	1,491,389
Marketfield	413,994	5,692,418
Schwab Hedged Equity - Select Shares (b)	194,447	3,033,381
TFS Market Neutral (b)	283,803	4,240,019
Wasatch-1st Source Long/Short	217,218	2,784,730
		19,417,366
Natural Resources Funds - 8.6%
Permanent Portfolio	20,517	933,524
PIMCO Commodity Real Return Strategy - Class A	355,087	3,316,509
PowerShares Water Resources Portfolio (a)	82,000	1,573,580
RS Global Natural Resources - Class A (b)	38,866	1,467,575
SPDR Gold Trust (a) (b) (c)	10,500	1,363,635
SteelPath MLP Select 40 - Institutional Class (b)	166,765	1,859,429
Vanguard Precious Metals and Mining - Investor Shares	54,855	1,324,741
		11,838,993
High Yield/Fixed Income Funds - 8.2%
Eaton Vance Global Macro Absolute Return - I Shares	24,440	249,781
Forward Long/Short Credit Analysis - Institutional Class	382,764	2,989,384
Loomis Sayles Institutional High Income	255,355	1,945,805
Nuveen Multi-Strategy Income & Growth 2 (d)	200,000	1,756,000
Templeton Global Bond - Class A	316,986	4,266,625
		11,207,595
Deep Value/Distressed Securities Funds - 7.4%
Fairholme	136,506	4,806,368
Royce Value Trust, Inc. (d)	148,000	2,131,200
Third Avenue Value	60,401	3,167,422
		10,104,990
Real Estate Funds - 7.3%
ING Global Real Estate - Class I	165,371	2,736,888
Invesco Real Estate - Class A	148,098	3,264,080
Third Avenue Real Estate Value	170,665	4,032,802
		10,033,770

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 96.2% (Continued)	Shares	Value
Option Hedged Funds - 3.1%
Gateway - Class A	164,480	$4,320,903

Total Investment Companies (Cost $116,619,528)		$132,097,289

STRUCTURED NOTES - 3.1%	Par Value	Value
Credit Suisse, Buffered Accelerated Return Equity Security Linked Note, due 05/05/2011 (b)	$1,250,000	$1,879,625
Credit Suisse, Buffered Accelerated Return Equity Security Linked Note, due 04/05/2012 (b)	1,000,000	960,700
JPMorgan Chase & Co., Semi-Annual Review Equity Security Linked Note, due 02/29/2012 (b)	1,400,000	1,426,600

Total Structured Notes (Cost $3,650,000)		$4,266,925

MONEY MARKET FUNDS - 0.9%	Shares	Value
AIM STIT-STIC Prime Portfolio (The) - Institutional Class, 0.14% (e) (Cost $1,310,514)	1,310,514	$1,310,514

Total Investments at Value - 100.2% (Cost $121,580,042)		$137,674,728

Liabilities in Excess of Other Assets - (0.2%)		(330,333)

Net Assets - 100.0%		$137,344,395

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	Variable rate security. The rate shown is the 7-day effective yield as of January 31, 2011.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2011 (Unaudited)

1.	Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (the “Portfolios”) are valued at their net asset value as reported by such companies.  The Portfolios may also invest in closed-end investment companies, exchange-traded funds, and to a certain extent, directly in securities.  Investments in closed-end investment companies, exchange-traded funds and direct investments in securities are valued at market prices, as described in the paragraph below. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service.  Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at their fair value as determined in good faith by the Advisor under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. Short-term investments (those with remaining maturities of 60 days or less) may be valued at amortized cost which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of January 31, 2011 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio
Investment Companies	$97,379,059	$-	$-	$97,379,059
Money Market Funds	1,277,217	-	-	1,277,217
Total	$98,656,276	$-	$-	$98,656,276

New Century Balanced Portfolio
Investment Companies	$65,446,431	$-	$-	$65,446,431
Money Market Funds	925,910	-	-	925,910
Total	$66,372,341	$-	$-	$66,372,341

New Century Opportunistic Portfolio
Investment Companies	$12,559,391	$-	$-	$12,559,391
Money Market Funds	869,622	-	-	869,622
Total	$13,429,013	$-	$-	$13,429,013

New Century International Portfolio
Investment Companies	$69,984,772	$-	$-	$69,984,772
Money Market Funds	1,549,568	-	-	1,549,568
Total	$71,534,340	$-	$-	$71,534,340

New Century Alternative Strategies Portfolio
Investment Companies	$132,097,289	$-	$-	$132,097,289
Money Market Funds	1,310,514	-	-	1,310,514
Structured Notes	-	4,266,925	-	4,266,925
Total	$133,407,803	$4,266,925	$-	$137,674,728

During the quarter ended January 31, 2011, the Portfolios did not have any significant transfers in and out of Level 1 or Level 2.  In addition, the Portfolios did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended January 31, 2011.

2.	Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2011:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century Opportunistic Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Cost of portfolio investments	$71,497,098	$55,188,641	$10,219,512	$46,045,207	$122,210,867

Gross unrealized appreciation	$27,484,965	$12,169,559	$3,241,225	$25,947,010	$18,894,481

Gross unrealized depreciation	(325,787)	(985,859)	(31,724)	(457,877)	(3,430,620)

Net unrealized appreciation	$27,159,178	$11,183,700	$3,209,501	$25,489,133	$15,463,861

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for New Century Capital Portfolio, New Century Balanced Portfolio, New Century Opportunistic Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 29, 2011

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer

Date	March 29, 2011

* Print the name and title of each signing officer under his or her signature.